As filed with the Securities and Exchange Commission on August 28, 2000
 File No. 33-89984
 File No. 811-8994


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No.  7        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   7                                  [X]

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway
Kansas City, Missouri  64141-6139
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (816) 753-7000


C. John Malacarne
3520 Broadway
Kansas City, Missouri  64141-6139
(Name and Address of Agent for Service of Process)


Copy to:
Stephen E. Roth, Esquire
Sutherland, Asbill & Brennan, LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415


It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ On August 29, 2000 pursuant to paragraph (b) of Rule 485 ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph
(a)(1) of Rule 485


Title of securities being registered:  Individual Flexible Premium Deferred
                                       Variable Annuity Contracts

Part A, The Prospectus, and Part B, The Statement of Additional Information, are incorporated by reference to the prospectus and statement of additional information included in registrant's post-effective Amendment No. 6 to Form N-4, Registration No. 33-89984 filed on April 27, 2000.



        Supplement Dated August 29, 2000 to Prospectus Dated May 1, 2000
               Kansas City Life Variable Annuity Separate Account
                            Variable Annuity Contract

Effective August 29, 2000, we are adding nine Subaccounts to the product. This Supplement revises the Prospectus to provide information on these nine Subaccounts and the corresponding Funds. This Supplement also provides new information regarding changes to the Transfer Privilege of the Prospectus.

This  Supplement  adds   information  to  the  following  six  sections  of  the
Prospectus:

o        Front page-Listing of Additional Funds
o        The Funds
o        Table of Expenses
o        Examples
o        Condensed Financial Information
o        Transfer Privilege

Front Page--Listing of Additional Funds

We are adding the following portfolios of a designated mutual fund ("Funds") to the listing on the front page of the Prospectus.

Federated Insurance Series                       Manager

Federated International Small Company Fund II    Federated Global Investment
                                                 Management Corp.

Franklin Templeton Variable Insurance Products   Manager
         Trust

Franklin Small Cap Fund (Class 2)                Franklin Advisers, Inc.
Franklin Real Estate Fund (Class 2)              Franklin Advisers, Inc.
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
         (Class2)

AIM Variable Insurance Funds                     Manager

AIM V.I. Dent Demographic Trends Fund            A I M Advisors, Inc.
AIM V.I. Telecommunications and Technology Fund
AIM V.I. Value Fund

Seligman Portfolios, Inc.                        Manager

Seligman Capital Portfolio (Class 2)             J. & W. Seligman & Co.
Seligman Communications and Information Portfolio   Incorporated
         (Class 2)

The Funds

We are adding the investment objectives for each of the additional Portfolios to The Funds section of the Prospectus beginning on page 11. The accompanying prospectuses for the Funds describe these portfolios. You should also carefully read the individual prospectuses for each of the Funds along with this Prospectus. Please keep these prospectuses for future reference.

Please note that not all Funds may be available in California.


Federated Insurance Series
(Manager:  Federated Global Investment Management Corp.)

     Federated International Small Company Fund II. The investment objective is to provide long-term growth of capital. The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

Franklin Templeton Variable Insurance Products Trust

     Franklin Small Cap Fund (Class 2) (Manager: Franklin Advisers, Inc.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase.

     Franklin Real Estate Fund (Class 2) (Manager: Franklin Advisers, Inc). The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies operating in the real estate industry.

     Templeton Developing Markets Securities Fund (Class 2) (Manager: Templeton Asset Management Ltd.) The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities.

AIM Variable Insurance Funds
(Manager:  A I M  Advisors, Inc.)

     AIM V.I. Dent Demographic Trends Fund. The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

     AIM V.I. Telecommunications and Technology Fund. The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications and technology services or equipment.

     AIM V.I. Value Fund. The investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to the equity market generally.

Seligman Portfolios, Inc.
(Manager:  J. & W. Seligman & Co. Incorporated)

     Seligman   Capital   Portfolio   (Class  2).  The   objective   is  capital
appreciation.   The  Portfolio   invests   primarily  in  the  common  stock  of
medium-sized U.S. companies.

     Seligman Communications and Information Portfolio (Class 2). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries.

Table of Expenses

The following information is added to the Table of Expenses beginning on page 4 of the Prospectus.

                                                   Federated
                                                   International
                                                   Small Company
                                                   Fund II

Federated Insurance Series Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees) 10/     1.25%
Rule 12b-1 Fees 11/                                0.25%
Shareholder Services Fees 12/                      0.25%
Other Expenses 13/                                 1.00%
Total Annual Fund Expenses                         2.75%
Waiver of Fund Expenses 14/                       (0.25%)
Net Annual Fund Expenses 14/                       2.50%


                                                                   Templeton
                                                                   Developing
                                          Franklin     Franklin    Markets
                                          Small Cap    Real Estate Securities
                                          Fund         Fund        Fund
                                          (Class 2) 17/(Class 2)   (Class 2) 18/

Franklin Templeton Variable Insurance
Products Trust Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)0.55%        0.56% 15/   1.25%
Rule 12b-1 Fees 16/                       0.25%        0.25%       0.25%
Other Expenses                            0.27%        0.02%       0.31%
Total Annual Fund Expenses                1.07%        0.83%       1.81%


                                          AIM V.I.    AIM V.I.           AIM V.I
                                          Dent        Telecommunications Value
                                          Demographic and Technology     Fund
                                          Trends Fund Fund
A I M Variable Insurance Funds
Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)0.85% 19/    1.00%             0.61%
Other Expenses                            0.55% 20/    0.27%             0.15%
Total Annual Fund Expenses                1.40%        1.27%             0.76%

                                                               Seligman
                                                               Communications
                                           Seligman Capital    and Information
                                           Portfolio           Portfolio
                                           (Class 2)           (Class 2)
Seligman Portfolios, Inc. Annual Expenses
(as a percentage of average net assets)
Management Fees (Investment Advisory Fees)  0.40%              0.75%
Rule 12b-1 Fees 21/                         0.25%              0.25%
Other Expenses                              0.19%              0.11%
Total Annual Fund Expenses                  0.84%              1.11%
Waiver of Fund Expenses                      NA 22/             NA 22/
Net Annual Fund Expenses                    0.84% 22/          1.11% 22/


10/ The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this waiver at any time. The maximum management fee is 1.25%.
11/ The Fund has no present intention of paying or accruing the distribution fee during the fiscal year ending December 31, 2000. The maximum distribution fee is 0.25%.
12/ The shareholder services provider expects to voluntarily waive a portion of its fee during the fiscal year ending December 31, 2000. The maximum shareholder services fee is 0.25%.
13/ Since the Fund recently commenced operations, Other Expenses is based on estimates for the current year.
14/ The waiver amount shown in the table reflects only the waiver of the Rule 12b-1 Fees. After deducting the amount of voluntary waivers, the Net Annual Fund Expenses would be 1.50%.
15/ The Fund administration fee is paid indirectly through the management fee. 16/ The Fund has a distribution plan or Rule 12b-1 plan that is described in the Fund's prospectus.
17/ On 2/8/00, a merger and reorganization was approved that combined the assets of the Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, Fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated Total Annual Fund Expenses based on the new fees and assets of the funds as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the Fund's expenses after 5/1/00 would be: Management Fees 0.55%, Rule 12b-1 Fees 0.25%, Other Expenses 0.27%, and Total Annual Fund Expenses 1.07%.
18/ On 2/8/00, shareholders approved a merger and reorganization that combined the Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated Total Annual Fund Expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the Fund's expenses after 5/1/00 would be estimated as: Management fees 1.25%, Rule 12b-1 Fees 0.25%, Other Expenses 0.29%, and Total Annual Fund Expenses 1.79%.
19/ The advisor is to receive a fee calculated at the annual rate of 0.85% of the first $2 billion of average daily net assets and 0.80% of the average daily net assets over $2 billion.
20/ Other Expenses is calculated based on estimates for the current year.
21/ Under a Rule 12b-1 Plan adopted by the Fund with respect to each Portfolio, Class 2 shares pay annual 12b-1 Fees of up to 0.25% of average net assets. Each Portfolio pays this fee to Seligman Advisors, Inc., the principal underwriter of the Portfolio's shares. Seligman Advisors uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners of Class 2 shares, and for distribution related expenses. Because these 12b-1 Fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of a Contract owner's investment and may cost you more than other types of sales charges.
22/ The manager of Seligman Capital Portfolio and Seligman Communications and Information Portfolio has voluntarily agreed to reimburse "Other Expenses" of the Portfolio to the extent they exceed 0.20% per annum of average daily net assets. No expenses were reimbursed in 1999. This agreement is not binding on the manager.

Examples

The following information is added to the two sets of examples shown on page 9 and 10 of the Prospectus.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

1. If the Contract is surrendered or is paid out under a Non-Life Payment Option at the end of the applicable time period:


Subaccount                                             1 Year        3 Years        5 Years**     10 Years**
FEDERATED               International Small            $103.47       $185.52        N/A           N/A
                        Company   Fund II

FRANKLIN                Franklin Small Cap Fund        $90.20        $146.55        $185.37       $286.29
                        Franklin Real Estate Fund      $87.96        $139.84        $174.00       $262.51
                        Templeton Developing           $97.09        $166.93        $219.54       $355.79

AIM                     V.I. Dent Demographic          $93.28        $155.70        $200.77       $317.98
                        V.I. Telecommunications        $92.07        $152.11        $194.73       $305.63
                        V.I. Value Fund                $87.30        $137.88        $170.66       $255.46

SELIGMAN                Capital Portfolio (Class       $88.05        $140.13        $174.48       $263.51
                        2)
                        Communications and             $90.58        $147.67        $187.25       $290.19
                        Information Portfolio
                        (Class 2)


**In these Examples "N/A" indicates that SEC rules require that the Federated International Small Company complete the Examples for only the one and three year periods.

1. If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Subaccount                                             1 Year        3 Years        5 Years**     10 Years**
FEDERATED               International Small            $39.90        $120.78          N/A           N/A
                        Company   Fund II

FRANKLIN                Franklin Small Cap Fund        $25.71         $78.98        $134.79       $286.29
                        Franklin Real Estate Fund      $23.31         $71.78        $122.81       $262.51
                        Templeton Developing           $33.08        $100.84        $170.80       $355.79




AIM                     V.I. Dent Demographic          $29.01         $88.79        $151.02       $317.98
                        V.I. Telecommunications        $27.71         $84.94        $144.66       $305.63
                        V.I. Value Fund                $22.61         $69.67        $119.29       $255.46

SELIGMAN                Capital Portfolio (Class       $23.41         $72.08        $123.32       $263.51
                        Communications and             $26.11         $80.17        $136.78       $290.19

**In these Examples "N/A" indicates that SEC rules require that the Federated International Small Company complete the Examples for only the one and three year periods.

Transfer Privilege

The following is added to the Transfer Privilege section beginning on page 18 of the Prospectus:

An excessive number of transfers, including short-term "market timing" transfers, may adversely affect the performance of the underlying Fund in which a Subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we reserve the right not to process a transfer request. We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund.

Condensed Financial Information

The following is added to the condensed financial information shown on pages 34 and 35 of the Prospectus:

     As of the date of this prospectus the unit value of each of the additional funds is $10.00. There are no units as of this date, because the Subaccounts take effect on the date of this Supplement.


     Supplement Dated August 29, 2000 to Statement of Additional Information
                                Dated May 1, 2000
               Kansas City Life Variable Annuity Separate Account
                            Variable Annuity Contract

Effective August 29, 2000, we are adding nine Subaccounts. This Supplement revises the Statement of Additional Information to include information on the following nine Subaccounts and the corresponding Funds:

Federated Insurance Series               Manager
Federated International Small            Federated Global Investment
  Company Fund II                          Management Corp.

Franklin Templeton Variable Insurance    Manager
  Products Trust

Franklin Small Cap Fund (Class 2)        Franklin Advisers, Inc.
Franklin Real Estate Fund (Class 2)      Franklin Advisers, Inc.
Templeton Developing Markets             Templeton Asset Management Ltd.
  Securities Fund (Class 2)

AIM Variable Insurance Funds             Manager

AIM V.I. Dent Demographic Trends Fund    A I M Advisors, Inc.
AIM V.I. Telecommunications and
  Technology Fund
AIM V.I. Value Fund

Seligman Portfolios, Inc.                Manager

Seligman Capital Portfolio (Class 2)     J. & W. Seligman & Co. Incorporated
Seligman Communications and Information
  Portfolio (Class 2)

This supplement adds information regarding the additional Funds in the following five sections of the Statement of Additional Information:

o    Subaccount Yields for 30-day Period Ended December 31, 1999
o    Standard Subaccount Average Annual Total Returns
o Adjusted Historic Portfolio Average Annual Total Returns (Net of Surrender Charge)
o Adjusted Historic Portfolio Average Annual Total Returns (No Surrender Charge Deducted)
o    Termination of Participation Agreements

This supplement also provides wording to replace the current description regarding Franklin Templeton Variable Products Series Fund contained in the Termination of Participation Agreements section of the Statement of Additional Information.

Subaccount Yields for 30-day Period Ended December 31, 1999

There are no Subaccount yields to report for the nine new Subaccounts, because the Subaccounts did not become effective until August 29, 2000.

Standard Subaccount Average Annual Total Returns

There are no Subaccount returns to report for the nine new Subaccounts, because the Subaccounts did not become effective until August 29, 2000.


Adjusted  Historic  Portfolio  Average  Annual  Total  Returns (Net of Surrender
Charge)

                                                                                                               From Inception
                                                                  For the         For the         For the          of Series
                                                               1-year Period   3-year Period    5-year Period        Fund
                                               Inception Date  Ended 12/31/99  Ended 12/31/99   Ended 12/31/99  Ended 12/31/99
             Portfolio

Federated    International Small Company Fund   May 1, 2000         NA              NA               NA              NA

Franklin        Small Cap Fund Class 2          Nov 1, 1995       81.38%          26.96%             NA            26.99%
Templeton      Real Estate Fund Class 2        Jan 24, 1989      -13.53%          -5.55%            5.41%           7.05%
             Developing Markets Securities     March 4, 1996      41.53%          -8.51%             NA            -8.21%

AIM          V.I. Dent Demographics Trend Fund Dec 29, 1999         NA              NA               NA              NA
              V.I. Telecommunications and      Oct. 18, 1993      90.76%          37.34%           30.48%          27.00%
                  Technology Fund
                  V.I. Value Fund               May 5, 1993       19.96%          24.02%           24.23%          20.90%

Seligman         Capital Portfolio             June 21, 1988      37.69%          25.36%           23.12%          15.98%
             Communications and Information    Oct 11, 1994       69.21%          39.27%           32.13%          32.86%
                      Portfolio


Adjusted Historic Portfolio Average Annual Total Returns (No Surrender Charge Deducted)

                                                                                                                   From Inception
                                                                     For the         For the         For the          of Series
                                                                  1-year Period   3-year Period   5-year Period         Fund
                                                  Inception Date  Ended 12/31/99  Ended 12/31/99   Ended 12/31/99  Ended 12/31/99
                 Portfolio

Federated        International Small Company Fund    May 1, 2000        NA             NA               NA              NA

Franklin             Small Cap Fund Class 2          Nov 1, 1995       93.57%        29.74%             NA            28.40%
Templeton            Real Estate Fund Class 2       Jan 24, 1989       -7.71         -3.48%            6.39%           7.05%
                   Developing Markets Securities    March 4, 1996      51.04%        -6.50%             NA            -6.87%

AIM             V.I. Dent Demographics Trend Fund   Dec 29, 1999         NA            NA               NA              NA
                   V.I. Telecommunications and     Oct. 18, 1993      103.59%        40.36%           31.69%          27.37%
                        Technology Fund
                        V.I. Value Fund             May 5, 1993        28.02%        26.74%           25.38%          21.23%

Seligman               Capital Portfolio           June 21, 1988       46.94%        28.11%           24.26%          15.98%
                Communications and Information     Oct 11, 1994        80.59%        42.32%           33.35%          33.82%
                           Portfolio

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain provisions regarding termination. The following summarizes those provisions:

     AIM Variable Insurance Funds. This agreement (as to a Fund) provides for termination: (1) at the option of any party, with or without cause, upon six (6) months advance written notice to the other parties, or, if later, upon receipt of any required exemptive relief from the SEC, unless otherwise agreed to in writing by the parties; (2) at the option of AIM Variable Insurance Funds upon institution of formal proceedings against Kansas City Life Insurance Company or its affiliates by the NASD, the SEC, any state insurance regulator or any other regulatory body regarding Kansas City Life's obligations under the agreement or related to the sale of the Contracts, the operation of each account, or the purchase of shares, if, in each case, AIM Variable Insurance Funds reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on the Fund with respect to which the agreement is to be terminated; (3) at the option of Kansas City Life upon institution of formal proceedings against AIM Variable Insurance Funds, its principal underwriter, or its investment adviser by the NASD, the SEC, or any state insurance regulator or any other regulatory body regarding AIM Variable Insurance Funds' obligations under this agreement or related to the operation or management of AIM Variable Insurance Fund or the purchase of AIM Variable Insurance Funds, if, in each case, Kansas City Life reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on Kansas City Life, or the subaccount corresponding to the Fund with respect to which the agreement is to be terminated; (4) at the option of any party in the event that (a) the Fund's shares are not registered and, in all material respects, issued and sold in accordance with any applicable federal or state law, or (b) such law precludes the use of such shares as an underlying investment medium of the contracts issued or to be issued by Kansas City Life;
(5) upon termination of the corresponding  subaccount's  investment in the Fund;
(6) at the option of Kansas City Life if the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code or under successor or similar provisions, or if Kansas City Life reasonably believes that the Fund may fail to so qualify; (7) at the option of Kansas City Life if the Fund fails to comply with Section 817(h) of the Code or with successor or similar provisions, or if Kansas City Life reasonably believes that the Fund may fail to so comply; (8) at the option of AIM Variable Insurance Funds if the contracts issued by Kansas City Life cease to qualify as annuity contracts or life insurance contracts under the Code (other than by reason of the Fund's noncompliance with Section 817(h) or Subchapter M of the Code) or if interests in an account under the contracts are not registered, where required, and, in all material respects, are not issued or sold in accordance with any applicable federal or state law; (9) upon another party's material breach of any provision of this agreement.


     Seligman Portfolios, Inc. This agreement provides for termination: (1) for any reason by six months' advance written notice delivered to the other party;
(2) by Kansas City Life by written notice to the Fund based upon the Kansas City Life's determination that shares of the Fund are not reasonably available to meet the requirements of the contracts; (3) by Kansas City Life by written notice to the Fund in the event shares of any of the Portfolios are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the contracts issued or to be issued by Kansas City Life; (4) by the Fund in the event that formal administrative proceedings are instituted against Kansas City Life by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding Kansas City Life's duties under this agreement or related to the sale of the contracts, the operation of any account, or the purchase of the Fund's shares; provided, however, that the Fund determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Kansas City Life to perform its obligations under this agreement; (5) by Kansas City Life in the event that formal administrative proceedings are instituted against the Fund by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that Kansas City Life determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund to perform its obligations under this agreement; (6) by Kansas City Life by written notice to the Fund with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements or if Kansas City Life reasonably believes that such Portfolio may fail to so qualify or comply; (7) by the Fund by written notice to Kansas City Life, if the Fund shall determine, in its sole judgment exercised in good faith, that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this agreement or is the subject of material adverse publicity; (8) by Kansas City Life by written notice to the Fund, if Kansas City Life shall determine, in its sole judgment exercised in good faith, that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; (9) by Kansas City Life upon any substitution of the shares of another investment company or series thereof for shares of a portfolio of the Fund in accordance with the terms of the contracts, provided that Kansas City Life has given at least 45 days prior written notice to the Fund of the date of substitution; (10) by either party in the event that the Fund's Board of Directors determines that a material irreconcilable conflict exists; (11) at the option of either party upon another party's failure to cure a material breach of any provision of this agreement within 30 days after written notice thereof.

The existing wording describing Franklin Templeton Variable Insurance Products Trust in the Termination of Participation Agreements section beginning on page 12 of the Statement of Additional Information is deleted and replaced by the following:

     Franklin Templeton Variable Insurance Products Trust. This agreement provides for termination: (1) by any party in its entirety or with respect to one, some or all Portfolios for any reason by sixty (60) days advance written notice delivered to the other parties, and shall terminate immediately in the event of its assignment, as that term is used in the 1940 Act; or (2) immediately by Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. by written notice if (a) Kansas City Life notifies the Trust or the Underwriter that the exemption from registration under
Section 3(c) of the 1940 Act no longer applies, or might not apply in the future, to the unregistered accounts, or that the exemption from registration under Section 4(2) or Regulation D promulgated under the 1933 Act no longer applies or might not apply in the future, to interests under the unregistered contracts; or (b) either one or both of the Trust or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that Kansas City Life has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or are the subject of material adverse publicity; or (c) Kansas City Life gives written notice specified in Section 3.3 of the agreement and at the same time gives such notice there was no notice of termination outstanding under any other provision of this agreement; provided, however, that any termination under this provision shall be effective forty-five (45) days after the notice specified in
Section 3.3 of the agreement was given; or (d) upon Kansas City Life's assignment of this agreement without prior written approval.


                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

(b)  Exhibits

     (1) Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account").1

     (2)  Not Applicable.

     (3) Underwriting Agreement between Kansas City Life and Sunset Financial Services, Inc. ("Sunset Financial").2

     (4)  Contract Form.1

     (5)  Contract Application.2

     (6) (a) Articles of Incorporation of Bankers Life Association of Kansas City.1

          (b)  Restated Articles of Incorporation of Kansas City Life.1

          (c)  By-Laws of Kansas City Life.1

     (7)  Not Applicable.


     (8)  (a)  Form of  Participation  Agreement  with  MFS  Variable  Insurance
          Trust.2

          (b)  Form of Participation Agreement with TCI Portfolios, Inc.2

          (c)  Form of Participation Agreement with Federated Insurance Series.2

          (d) Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc.6

          (e) Agreement between Kansas City Life Insurance Company and J. P. Morgan Series Trust II.4

          (f) Amended and Restated agreement between Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset management, Inc. and Calamos Financial Services, Inc.5

          (g) Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc.

          (h) Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index
               Fund).

          (i) Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp.

          (j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.

          (k)  Form of Fund  Participation  Agreement  between  Kansas City Life
               Insurance  Company  and  Seligman   Portfolios,   Inc.,  Segliman
               Advisors, Inc.

     (9)  Opinion and Consent of Counsel.

     (10) (a) Consent of  Sutherland,  Asbill & Brennan.

          (b)  Consent of Ernst & Young LLP.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for computation of performance quotations.3

     (14) Not applicable.

----------------

     1 Incorporated by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

     2 Incorporated by reference to the Registrant's Pre-Effective Amendment No.1 to its Registration statement filed with the Securities and Exchange Commission on August 25, 1995 (File No. 33-89984).


     3 Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the Securities and Exchange Commission on April 30, 1996. (File No. 33-89984).

     4 Incorporated by reference to the Form S-6 Registration Statement (File No. 033-95354) for Kansas City Life Variable Life Separate Account filed on April 19, 1999.

     5 Incorporated by reference to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Life Variable Life Separate Account filed on April 30, 1999.

     6 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-25443) for Kansas City Variable Life Separate Account filed on July 15, 1997.


Item 25.  Directors and Officers of the Depositor

        Name and Principal
        Business Address*               Position and Offices with Depositor


        Joseph R. Bixby                 Director, Chairman of the Board
        R. Philip Bixby                 Director, Vice Chairman of the Board,
                                           President and CEO
        Richard L. Finn                 Director, Senior Vice President, Finance
        Jack D. Hayes                   Director, Senior Vice President,
                                         Marketing
        Robert C. Miller                Senior Vice President, Administrative
                                         Services
        Charles R. Duffy, Jr.           Senior Vice President, Operations
        Michael P. Horton               Vice President, Group
        John K. Koetting                Vice President and Controller
        C. John Malacarne               Director, Vice President, General
                                         Counsel and Secretary
        Walter E. Bixby, III            Director
        Anne C. Moberg                  Treasurer
        Daryl D. Jensen                 Director
        Nancy Bixby Hudson              Director
        Webb R. Gilmore                 Director
        Warren J. Hunzicker             Director
        Michael J. Ross                 Director
        Elizabeth T. Solberg            Director
        Larry Winn Jr.                  Director
        Peter Hathaway, M.D.            Vice President and Medical Director
        Scott M. Stone                  Vice President, Securities
        Mark A. Milton                  Vice President and Actuary
        Glenda R. Cline                 Assistant Vice President, Special Plan
                                         Administration
        Robert J. Milroy                Vice President, Policy Administration
        Robert E. Janes                 Assistant Vice President, Assistant
                                         Controller
        David A. Laird                  Assistant Vice President, Assistant
                                         Controller


        * The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64141-6139.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                     Percent of Voting
Name                  Jurisdiction   Securities Owned         Principal Business


Sunset Life Insurance Washington   Ownership of all voting    Insurance
Company of America                 securities by depositor

Sunset Financial                   Ownership of all voting
Services, Inc.        Washington   securities by Sunset Life
                                   Insurance Company of
                                   America                    Broker/Dealer

KCL Service                        Ownership of all voting
Company               Missouri     securities by depositor   Marketing Insurance

Lioness Realty                     Ownership of all voting   Real Estate
Group, Inc.           Missouri     securities by depositor   Services

Property Operating                 Ownership of all voting   Real Estate
Company               Missouri     securities by depositor   Services

Old American                       Ownership of all voting
Insurance Company     Missouri     securities by depositor   Insurance


Contact Data, Inc.    Missouri     Ownership of all voting
                                   securities by depositor   Direct Marketing
Kansas City Life
Financial Group, Inc. Missouri     Ownership of all voting
                                   securities by depositor   Insurance Marketing

Item 27.  Number of Contract owners

        7,820--As of August 18, 2000

Item 28.  Indemnification

        The By-Laws of Kansas City Life Insurance  Company provide,  in part, in
Article XII:

        1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

        3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

        4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company .

        5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

        6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

        7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

        8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

        9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

        10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

        11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

        12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

        13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

        14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

        Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

        Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

        (a) Sunset Financial Services, Inc. is the registrant's principal underwriter.

        (b)     Officers and Directors of Sunset Financial.

Name and Principal                      Positions and Offices
Business Address*                       With the Underwriter

Gregory E. Smith                        President, Director
Daryl D. Jensen                         Director

Gary K. Hoffman                         Secretary, Director

Robert E. Janes                         Treasurer
Jack D. Hayes                           Chairman of the Board and Director
Walter E. Bixby, III                    Director
R. Philip Bixby                         Director
Bret L. Benham                          Vice President
Kelly T. Ullom                          Vice President
Anne C. Moberg                          Assistant Treasurer
Susanna J. Denney                       Assistant Vice President
Billy J. Dahle                          Assistant Vice President

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

Item 30.  Location Books and Records

        All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64141-6139.

Item 31.  Management Services

        All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

        (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

        (d) Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement and has duly caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Kansas City and the State of Missouri on the 16th day of August, 2000.

[Seal]                        Kansas City Life Variable
                              Annuity Separate Account
                              Registrant


                       Kansas City Life Insurance Company


                                                  Depositor

Attest:  /s/C. John Malacarne                     By: /s/R. Philip Bixby
            C. John Malacarne                        R. Philip Bixby, President,
                                                     CEO, and Vice Chairman of
                                                     the Board


Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date(s) set forth below.

Signature                Title                               Date


/s/R. Philip Bixby      President, CEO, and Vice Chairman    August 16, 2000
R. Philip Bixby         of the Board


/s/Richard L. Finn      Senior Vice President, Finance       August 16, 2000
Richard L. Finn         and Director
                        (Principal Financial Officer)

/s/John K. Koetting     Vice President and Controller        August 16, 2000
John K. Koetting        (Principal Accounting Officer)

/s/ J. R. Bixby         Chairman of the Board and            August 16, 2000
J.R. Bixby              Director


/s/W. E. Bixby III      Director                             August 16, 2000
W. E. Bixby III

Daryl D. Jensen         Director                             August 16, 2000

/s/C. John Malacarne    Director                             August 16, 2000
C. John Malacarne

/s/Jack D. Hayes        Director                             August 16, 2000
Jack D. Hayes

Webb R. Gilmore         Director                             August 16, 2000

/s/Warren J. Hunzicker, M.D. Director                        August 16, 2000
Warren J. Hunzicker, M.D.

Michael J. Ross         Director                             August 16, 2000

Elizabeth T. Solberg    Director                             August 16, 2000

E. Larry Winn Jr.       Director                             August 16, 2000

Nancy Bixby Hudson      Director                             August 16, 2000

        EXHIBIT INDEX

Page No.*

      8.  (g)  Form  of  Participation   Agreement   between  Kansas  City  Life
               Insurance  Company  and  each  of  Franklin   Templeton  Variable
               Insurance  Products  Trust and Franklin  Templeton  Distributors,
               Inc.

          (i) Revised Exhibit B to Fund Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp.

          (j) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.

          (k)  Form of Fund  Participation  Agreement  between  Kansas City Life
               Insurance  Company  and  Seligman   Portfolios,   Inc.,  Segliman
               Advisors, Inc.

      9.   Opinion and Consent of Counsel

    10.   (a). Consent of Sutherland, Asbill & Brennan

          (b). Consent of Ernst & Young LLP


* Page numbers included only in manually executed original in compliance with Rule 403(d) under the Securities Act of 1933.

        Exhibit 8(g)
        Form  of  Participation   Agreement   between  Kansas  City  Life
               Insurance  Company  and  each  of  Franklin   Templeton  Variable
               Insurance  Products  Trust and Franklin  Templeton  Distributors,
               Inc.

        Exhibit 8(i)
        Revised Exhibit B to Fund Participation  Agreement between Kansas
               City Life Insurance Company, Insurance Management Series, and Federated Securities Corp.

        Exhibit 8(j)
        Form  of  Participation  Agreement  by  and  among  AIM  Variable
               Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company.

        Exhibit 8(k)
        Form of Fund  Participation  Agreement  between  Kansas City Life
               Insurance  Company  and  Seligman   Portfolios,   Inc.,  Segliman
               Advisors, Inc.

        Exhibit 9
        Opinion and Consent of Counsel

        Exhibit 10(a)
        Consent of Sutherland, Asbill & Brennan

        Exhibit 10(b)
        Consent of Ernst & Young LLP